Supplement Dated June 24, 2024
To The Prospectus Dated April 29, 2024

JNL Series Trust
(The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Sub-Adviser Addition for the JNL Multi-Manager Small Cap Growth Fund

On May 30-31, 2024, the Board of Trustees (the “Board”) of the Trust approved the appointment of Driehaus Capital Management LLC (“Driehaus”) as sub-adviser for a new strategy within the JNL Multi-Manager Small Cap Growth Fund (the “Fund”). Effective October 21, 2024, Driehaus will provide day-to-day management for a new strategy within the Fund (the “Driehaus Strategy”). There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of Driehaus as sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser addition for the Driehaus Strategy within the Fund in August 2024. The sub-adviser addition is not subject to shareholder approval.

Proposed Reorganization of JNL/Baillie Gifford U.S. Equity Growth Fund

On May 30-31, 2024, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Baillie Gifford U.S. Equity Growth Fund (the “Baillie Gifford Fund”) into the JNL Multi-Manager U.S. Select Equity Fund (the “Multi-Manager Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Baillie Gifford Fund at a shareholders’ meeting expected to be held on September 18, 2024. If approved, it is expected that the Reorganization will take place on or about the close of business on October 18, 2024 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Baillie Gifford Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the Baillie Gifford Fund’s net assets as of the Closing Date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the Baillie Gifford Fund in exchange for their fund shares. Current Baillie Gifford Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the Baillie Gifford Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Baillie Gifford Fund.

The Baillie Gifford Fund and the Multi-Manager Fund have the same fundamental policies, as well as similar investment objectives and principal investment strategies. They have some overlap in their risk profiles. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Baillie Gifford Fund on or about August 20, 2024.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy. For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser Change, Investment Strategy Change, and Name Change for each of the JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Moderate Growth Fund

On May 30-31, 2024, the Board of Trustees (the “Board”) of the Trust approved the following changes for each of the JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Moderate Growth Fund (the “Managed Funds”): (i) sub-adviser change,  (ii) investment strategy changes, and (iii) fund name change. Shareholders will be sent an information statement containing additional information regarding the sub-adviser change for the managed Funds in August 2024. Effective October 21, 2024, the Managed Funds will be sub-advised by J.P. Morgan Investment Management, Inc. and the names of the Managed Funds will be as follows:
Prior Fund Name	New Fund Name
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/JPMorgan Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Growth Fund	JNL/JPMorgan Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/JPMorgan Managed Moderate Growth Fund
JNL/Goldman Sachs Managed Moderate Fund	JNL/JPMorgan Managed Moderate Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL/JPMorgan Managed Conservative Fund

The changes in sub-adviser, investment strategy, and fund name for the Managed Funds are not subject to shareholder approval.

Sub-Adviser Change, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/Heitman U.S. Focused Real Estate Fund

On May 30-31, 2024, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/Heitman U.S. Focused Real Estate Fund (the “Fund”), a change to the Fund’s investment objective, a change to the Fund’s investment strategy, and a change in the Fund’s name. Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund in August 2024. Effective October 21, 2024, the Fund will be sub-advised by Cohen & Steers Capital Management, Inc., the name of the Fund will change to the JNL/Cohen & Steers U.S. Realty Fund, and its investment objective will change from seeking to achieve long-term total return to seeking total return through investment in real estate securities. The changes in sub-adviser, investment objective, investment strategy, and Fund name are not subject to shareholder approval.
Investment Strategy Change, Benchmark Change, and Name Change for the JNL/Lazard International Strategic Equity Fund

On May 30-31, 2024, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s investment strategy, a change in the Fund’s broad-based securities market index, and a change in the Fund’s name. Effective October 21, 2024, the name of the Fund will change to the JNL/Lazard International Quality Growth Fund and the Fund’s broad-based securities market index will change from the Morningstar® Developed Markets ex-North America Target Market Exposure Index℠ (Net) to the Morningstar® Global ex-US Target Market Exposure Index℠ (Net). The changes in investment strategy, benchmark, and Fund name are not subject to shareholder approval.

Sub-Adviser Change and Name Change for the JNL/WMC Government Money Market Fund

On May 30-31, 2024, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/WMC Government Money Market Fund (the “Fund”) and a change in the Fund’s name. Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund in August 2024. Effective October 21, 2024, the Fund will be sub-advised by Mellon Investments Corporation (“Mellon”). Dreyfus, a division of Mellon, will be responsible for managing the investment and reinvestment of assets of the Fund and the name of the Fund will change to the JNL/Dreyfus Government Money Market Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

This Supplement is dated June 24, 2024.